Shareholder Report, Holdings (Details) - C000168913	Jun. 30, 2024
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Costco Wholesale
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Procter & Gamble
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Home Depot
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Coca-Cola
Holdings [Line Items]
Percent of Net Asset Value	3.70%
LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Nestle
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Chipotle Mexican Grill
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hermes International
Holdings [Line Items]
Percent of Net Asset Value	2.50%
McDonald's
Holdings [Line Items]
Percent of Net Asset Value	2.40%
U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Restaurants & Foodservice
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Household Products
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Food Products
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%